Share-based Payments - Summary of Outstanding Share Options (Details) - Option	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding, Beginning balance	11,663,750	9,788,750
Number of share options, Granted during the year	0	2,090,000
Number of share options, Forfeited during the year		(215,000)
Number of share options outstanding, Ending balance	11,663,750	11,663,750
Exit options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding, Beginning balance	2,481,658	2,354,994
Number of share options, Granted during the year		126,664
Number of share options outstanding, Ending balance	2,481,658	2,481,658